Supplement dated September 25, 2006 to the
Prospectus of Each Fund Listed Below

MERRILL LYNCH INFLATION PROTECTED FUND
MERRILL LYNCH U.S. HIGH YIELD FUND, INC.
MERRILL LYNCH U.S. GOVERNMENT FUND

Effective October 2, 2006, the Prospectus of each Fund listed above is amended as set forth below.

The names of the Funds have been changed to the following:

Current Name	Name as of October 2, 2006

Merrill Lynch Inflation Protected Fund	BlackRock Inflation Protected Fund

Merrill Lynch U.S. High Yield Fund, Inc.	BlackRock U.S. High Yield Fund, Inc.

Merrill Lynch U.S. Government Fund	BlackRock U.S. Government Fund

Where applicable, all references to “Merrill Lynch Investment Managers, L.P.” or “Fund Asset Management, L.P.”, as applicable, are changed to “BlackRock Advisors, LLC.”

The sub-adviser to each Fund is BlackRock Financial Management, Inc.

All references to “www.mutualfunds.ml.com” are changed to “www.blackrock.com.”

In addition, each Fund’s Prospectus is amended to incorporate the information contained in this prospectus supplement.

Code #PR-SUP-1006

Important Information About Merrill Lynch Open-End Funds

Earlier this year, Merrill Lynch announced plans to combine one of its three divisions (its asset management group, known as Merrill Lynch Investment Managers) with another highly regarded asset manager — BlackRock, Inc. (BlackRock). This transaction is expected to be completed around the end of third quarter 2006, subject to various regulatory and shareholder approvals and customary closing conditions.

Merrill Lynch Investment Managers and BlackRock possess complementary capabilities that will create an organization uniting some of the finest money managers in the industry. After the transaction is complete, the new firm, which will take the BlackRock name, will be one of the top 10 investment managers worldwide, entrusted with more than $1 trillion in assets under management (based on combined assets under management as of June 30, 2006).

To help you understand some of the changes associated with this transaction, we’ve created this document to answer basic questions about fund privileges, policies, procedures, expenses and services.

This notice is intended to supplement the information in your fund’s current prospectus. A new prospectus for your fund will be available as of October 2, 2006. If you would like to review a copy of the new prospectus once it is available, please visit www.blackrock.com/funds or call your Financial Professional.

Once the transaction between Merrill Lynch Investment Managers and BlackRock is complete, Merrill Lynch funds will be renamed BlackRock. The transaction has given us the opportunity to streamline our product offerings and bring our pricing in line with industry standards. As we considered different fund reorganizations and pricing structures, we remained committed to keeping our shareholders’ best interests in mind. The following questions and answers were designed to explain the resulting changes:

Will Merrill Lynch Funds be renamed BlackRock?

Once the transaction between Merrill Lynch Investment Managers and BlackRock is complete, Merrill Lynch funds will be renamed BlackRock. A complete listing of the fund name changes will be available on our Web site, www.blackrock.com/funds, effective October 2, 2006.

What are the changes to Merrill Lynch’s Select Pricing system?

Generally, Class A, Class B and Class C shares will be renamed Investor A, Investor B and Investor C shares, respectively. For certain funds, Class A, Class B and Class C will be renamed Investor A1, B1, B2, C1 or C2 shares as detailed within this notice. Class I shares will be renamed Institutional shares.

What are the changes to the Merrill Lynch Class A shares?

•	Effective October 2, 2006, all new purchases of Investor A shares will have new front-end sales charge breakpoint schedules. Please refer to the prospectuses, statements of additional information (SAI), supplements of the relevant fund and the appendix at the end of this notice for more information.

•	Shareholders in Investor A shares can continue to exchange into Investor A shares of the new expanded BlackRock Fund Family (including former Merrill Lynch Funds).

•	In certain cases (e.g., Merrill Lynch California Insured Municipal Bond Fund and Merrill Lynch Florida Municipal Bond Fund), Investor A shares of former Merrill Lynch funds have different account maintenance/ service fees than BlackRock funds’ Investor A shares. In order to accommodate these shares, we redesignated current Class A shares as Investor A1 shares —referred to as “prime” shares. If you currently hold Class A shares of such funds, you will hold Investor A1 shares beginning October 2, 2006, subject to the same fees and expenses as were the Class A shares. However, you will not be able to buy additional Investor A1 shares except for dividend reinvestment and through certain authorized qualified employee benefit plans.

What are the changes to Merrill Lynch Class B shares?

•	Effective October 2, 2006, Investor B shares of the BlackRock bond portfolios, including former Merrill Lynch bond funds, generally will be closed to new and subsequent purchases, except for purchases through certain authorized qualified employee benefit plans. A complete list of former Merrill Lynch bond funds that are closing B shares to new and subsequent purchases is included in the appendix at the end of this notice.

•	Investor B shares of most equity funds will remain open to new and subsequent investments.

2

IMPORTANT INFORMATION ABOUT MERRILL LYNCH OPEN-END FUNDS

•	All new purchases of Investor B shares of the equity funds will be subject to BlackRock Funds’ Contingent Deferred Sales Charge (CDSC) schedules, which have a higher CDSC. Please refer to prospectus, statement of additional information, supplements of the relevant fund and the appendix at the end of this notice for more information.

•	Shareholders of Investor B shares, including Investor B shares of Merrill Lynch bond funds, may continue to have their dividends and distributions reinvested in Investor B shares and may exchange into and out of other Investor B shares within the expanded BlackRock fund family.

•	In certain cases, Investor B shares of former Merrill Lynch funds that are involved in fund reorganizations and have different expense structures than the acquiring funds will receive Investor B1 or B2 shares (prime shares).

•	Regardless of the class shareholders receive, all former Merrill Lynch Class B and B1 shares will retain the CDSC schedule associated with their original purchases. If applicable to your investment, this CDSC schedule policy may result in a lower CDSC obligation.

•	All former Merrill Lynch bond fund Class B and B1 shares will retain their existing 10-year conversion schedule into Investor A shares or A1 shares where applicable. Former Merrill Lynch equity funds Investor B shares will retain their existing eight-year conversion schedule into Investor A shares.

What are the changes to Merrill Lynch Class C shares?

•	Investor C shares will remain available for new and subsequent investments. However, current Class C shares of some funds will be redesignated Investor C1 or C2 shares and closed to new and subsequent purchases beginning October 2, 2006. You will not be able to buy additional Investor C1 or C2 shares except for dividend reinvestment and through certain authorized qualified employee benefit plans. A complete list of the former Merrill Lynch funds that are redesignating Class C shares to Investor C1 or C2 is included in the table at the end of this notice.

•	Investor C shares will retain their existing one-year CDSC at 1.00% and shareholders can continue to exchange into Investor C shares of other BlackRock funds, including former Merrill Lynch funds.

What are prime shares (Investor A1, B1, B2, C1, C2)?

•	Prime shares are redesignated Class A, Class B and Class C shares of certain Merrill Lynch funds that maintain the original, underlying fee structure of the fund prior to the repricing of the new BlackRock funds.

•	All prime shares (Investor A1, B1, B2, C1, C2 shares) are closed to new and subsequent investments, except for purchases for dividend reinvestment and through certain authorized qualified employee benefit plans.

•	Holders of prime shares may exchange out into their corresponding Investor classes (e.g., Investor A1 exchanges into Investor A, Investor B1 or B2 into Investor B, Investor C1 or C2 into Investor C).

•	All Investor B1 or B2 shares (formerly Class B or B1) retain the CDSC schedule associated with the original purchase.

•	All Investor B1 or B2 shares will retain their existing conversion schedule into Investor A shares or A1 shares, if applicable.

3

What are the changes to Merrill Lynch Class I shares?

Effective October 2, outside of certain exceptions such as fee-based accounts and certain qualified retirement plans outlined in the prospectus, Institutional shareholders (formerly Class I) who hold shares within certain brokerage accounts including Merrill Lynch will not be eligible to purchase new or subsequent positions within the Institutional share class. Shareholders who own Institutional shares are eligible to exchange into other Institutional shares within the new expanded BlackRock fund family. For a complete description of eligibility within the Institutional share class, please see the relevant fund prospectus.

When will monthly fixed income distributions be paid?

BlackRock money market and fixed income funds are daily accrual funds and the dividends are paid on a calendar month-end schedule. Therefore, except for the funds pending a reorganization, the October dividend period of the former Merrill Lynch fixed income funds and the former Merrill Lynch Summit Cash Reserves Fund will be extended to October 31, 2006.

Will the fund symbols change?

Merrill Lynch funds renamed BlackRock funds will retain their current symbols except for funds for which a reorganization is pending. For more information on funds subject to pending reorganizations, please refer to the table at the end of this notice.

How can I follow fund prices online or in newspapers?

Effective on or about October 3, mutual fund prices will be listed under the new BlackRock fund names.

Will there be changes to Rights of Accumulation (ROA), which allow for reduced upfront sales charges?

Effective October 2, 2006, all new accounts will be subject to BlackRock Funds’ new ROA policy. BlackRock has expanded its policy to include Institutional shares, BlackRock money market fund shares and the prime (Investor A1, B1, B2, C1 and C2) shares in the ROA calculation, along with Investor A, B and C shares.

Will there be changes to the Letter of Intent (LOI) policy?

Effective October 2, 2006, shareholders of former Merrill Lynch funds will be subject to BlackRock Funds’ new LOI policy. An investor may qualify for a reduced front-end sales charge immediately by signing a “Letter of Intent” stating his/her intention to buy a specified amount of Investor A, B, C or Institutional shares or money market fund shares in one or more funds within the next 13 months. If purchased at the same time, this would qualify the investor for a reduced sales charge. However, the initial investment must meet the minimum initial purchase requirement. The 13-month Letter of Intent period commences on the day the Letter of Intent is received by BlackRock, and the investor must tell BlackRock that later purchases are subject to the Letter of Intent. During the term of the Letter of Intent, BlackRock will hold Investor A shares, representing up to 5% of the indicated amount, in an escrow account for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased.

4

IMPORTANT INFORMATION ABOUT MERRILL LYNCH OPEN-END FUNDS

If the full amount indicated is not purchased within the 13-month period, and the investor does not pay the higher sales load within 20 days, BlackRock will redeem a sufficient amount of the Investor A shares held in escrow to pay the difference.

Will there be any changes to the CDSC waivers currently allowed by Merrill Lynch Investment Managers?

Effective October 2, 2006, Merrill Lynch funds will adopt BlackRock Funds’ new CDSC waiver policy. BlackRock Funds has revised its CDSC waiver policy to include a one-year time period of waiver following death and to allow CDSC waivers on PFPC custodial IRA fees. Please note, BlackRock Funds does not offer CDSC waivers on qualified distributions. For a complete list of CDSC waivers applicable to Investor B and Investor C shares effective October 2, 2006, please visit www.blackrock.com/funds or see each fund’s prospectus.

Will shareholders who purchased Merrill Lynch Funds prior to October 2, 2006, be entitled to a CDSC waiver on qualified distributions?

Shareholders should contact BlackRock Funds or their Financial Professional regarding qualification for this CDSC waiver. Effective October 2, 2006, no CDSC waivers on qualified distributions will be granted on subsequent purchases in the former Merrill Lynch funds. Please refer to the prospectuses, statements of additional information and supplements on the relevant fund for more information.

If I decide to redeem my Merrill Lynch fund shares, and then change my mind, will BlackRock Funds reinstate my proceeds at net asset value (NAV)?

If you redeem your Merrill Lynch fund shares before October 2, 2006, you will have 60 days from the redemption date to reinvest any redemption proceeds into Investor A shares of the corresponding BlackRock fund, without paying a front-end sales charge. However, you must notify BlackRock Funds at the time of the purchase that you are taking advantage of this offer. BlackRock Funds Reinstatement Privilege is only available to Investor A, B, and C shares, Institutional shares and prime shares, and must be exercised within 60 days of the redemption date. You may use this privilege only once in any 12-month period.

Will there be any change in the redemption fee policy?

The current redemption fee policy of 2% on any redemptions or exchanges within 30 calendar days of purchases or exchanges will remain in place. This redemption fee will apply to certain funds if approved by the Funds’Boards of Trustees. See the fund prospectus for more information.

Will there be any changes to Merrill Lynch Senior Floating Rate Fund and Merrill Lynch Senior Floating Rate Fund II?

Effective October 2, 2006, Senior Floating Rate Fund and Senior Floating Rate Fund II will discontinue their current mutual fund reinvestment option, as described in the fund’s prospectus.

5

What funds will no longer be available for purchase?

Effective October 2, 2006, all classes of Merrill Lynch Bond Fund – Intermediate Term Portfolio, all fixed income Investor B shares and all prime shares will be closed to new and subsequent purchases except as otherwise disclosed in the BlackRock funds prospectuses.

Is the Merrill Lynch Bond Fund – Intermediate Term Portfolio pending a reorganization?

On or about October 13, 2006, the former Merrill Lynch Bond Fund – Intermediate Term Portfolio intends to reorganize into the BlackRock Bond Fund, a series of BlackRock Bond Fund, Inc. The investment objectives of the two funds are identical with each seeking to provide shareholders with as high a level of current income as is consistent with the investment policies of each portfolio. As a secondary objective, each portfolio seeks capital appreciation when consistent with its primary objective.

6

IMPORTANT INFORMATION ABOUT MERRILL LYNCH OPEN-END FUNDS

Merrill Lynch and BlackRock Fund Reorganizations

In order to provide our shareholders with a wide array of investment options while reducing investment overlap between the two firms, BlackRock and Merrill Lynch Investment Managers have proposed a series of fund reorganizations. Below is a listing of funds that have reorganized or, if approved by shareholders, scheduled to reorganize:

Portfolio Impacted (“Target”)	Acquired by (“Survivor”)	Resulting Fund Name	Anticipated Reorganization Date	Portfolio Management Team

Equity Funds

Merrill Lynch Strategy All Equity	Merrill Lynch Large Cap Core	BlackRock Large Cap Core	8/25/06*	Bob Doll

Merrill Lynch Strategy	Merrill Lynch Global Allocation	BlackRock Global Allocation	8/25/06*	Dennis Stattman/
Growth & Income				Dan Chamby/Aldo Roldan

Merrill Lynch Strategy	Merrill Lynch Global Allocation	BlackRock Global Allocation	8/25/06*	Dennis Stattman/
Long-Term Growth				Dan Chamby/Aldo Roldan

Merrill Lynch Disciplined Equity	Merrill Lynch Large Cap Core	BlackRock Large Cap Core	8/25/06*	Bob Doll

BlackRock Dividend Achievers™	Merrill Lynch Equity Dividend	BlackRock Equity Dividend	10/13/06	Bob Shearer

BlackRock Large Cap
Growth Equity	Merrill Lynch Large Cap Growth	BlackRock Large Cap Growth	10/13/06	Bob Doll

BlackRock Large Cap
Value Equity	Merrill Lynch Large Cap Value	BlackRock Large Cap Value	10/13/06	Bob Doll

Taxable Fixed Income Funds

Merrill Lynch Inflation Protected	BlackRock Inflation Protected	BlackRock Inflation Protected	10/13/06	Stuart Spodek/Brian Weinstein

Merrill Lynch Bond Fund –	Merrill Lynch Core Bond	BlackRock Bond	10/13/06	Keith Anderson/Scott Amero/
Intermediate Term Portfolio				Matthew Marra/Andrew Phillips

Merrill Lynch Short Term	BlackRock Low Duration	BlackRock Low Duration	10/13/06	Keith Anderson/Scott Amero/
U.S. Government				Todd Kopstein

Merrill Lynch U.S. Government	BlackRock Government Income	BlackRock Government Income	10/13/06	Andrew Phillips/Eric Pellicciaro

Merrill Lynch U.S. High Yield	BlackRock High Yield	BlackRock High Yield	10/13/06	Jeff Gary/Scott Amero

Municipal Funds

BlackRock New Jersey Tax-Free	Merrill Lynch	BlackRock	10/13/06	Ted Jaeckel
	New Jersey Municipal	New Jersey Municipal

BlackRock Pennsylvania Tax-Free	Merrill Lynch	BlackRock	10/13/06	Bill Bock
	Pennsylvania Municipal	Pennsylvania Municipal

BlackRock UltraShort Municipal	Merrill Lynch	BlackRock	10/13/06	Peter Hayes
	Short-Term Municipal	Short-Term Municipal

*	Fund reorganized on August 25, 2006.

7

When the funds reorganize, will I own the same number of shares?

For target fund (funds that are being acquired) shareholders, the number of shares is likely to differ (up or down) depending on the net asset value of the share classes. However, the market value of your account will remain the same.

Will the fund reorganizations have any tax implications?

The fund reorganizations are not reportable tax transactions.

Will there be any special distributions for the funds involved in reorganizations?

All target funds that accrue daily income will declare and pay their last distributions to shareholders on Thursday, October 12, 2006. At that time, all target and survivor funds, if applicable, will distribute all short-term and/or long-term capital gains as necessary.

8

IMPORTANT INFORMATION ABOUT MERRILL LYNCH OPEN-END FUNDS

New Prime Share Classes and Symbols

	A1	B1	B2	C1	C2

Equity Funds

BlackRock Utilities and Telecommunications Fund	—	MBGUX	—	MCGUX	—

Taxable Fixed-Income Funds

BlackRock Bond Fund (formerly Merrill Lynch
Bond Fund – Core Bond Portfolio)	MEHQX †	MGHQX †	—	MCHQX	MHHQX †

BlackRock High Income Fund	—	—	—	MCHIX	—

BlackRock Short-Term Bond Fund
(formerly Merrill Lynch Low Duration Fund)	—	—	—	MCDUX	—

BlackRock World Income Fund	—	—	—	MCWIX	—

Tax-Free Fixed-Income Funds

BlackRock California Insured Municipal Bond Fund	MDCMX	—	—	MCCMX	—

BlackRock Florida Municipal Bond Fund	MDFMX	—	—	MCFMX	—

BlackRock Intermediate Municipal Fund	MDMTX	—	—	—	—

BlackRock Municipal Insured Fund	—	—	—	MCMIX	—

BlackRock National Municipal Fund	—	—	—	MCNLX	—

BlackRock New Jersey Municipal Bond Fund	MDNJX	MBNJX	—	MCNJX	—

BlackRock New York Municipal Bond Fund	MDNKX	—	—	MCNKX	—

BlackRock Pennsylvania Municipal Bond Fund	MDPYX	MBPYX	—	MCPYX	—

BlackRock Short-Term Municipal Fund	MDLMX	—	—	—	—

Reorganization Funds

BlackRock Short-Term U.S. Government Fund
(formerly Merrill Lynch Short-Term
U.S. Government Fund) ‡	MDAJX	MBUGX	MBAJX	MCUGX	MCAJX

BlackRock U.S. Government Fund (formerly
Merrill Lynch U.S. Government Fund) ‡	—	MBFSX	—	MCFSX	—

BlackRock U.S. High Yield Fund
(Merrill Lynch U.S. High Yield Fund) ‡	—	MBCHX	—	MCCHX	—

BlackRock Intermediate Term Fund (formerly
Merrill Lynch Bond Fund – Intermediate
Term Portfolio)§	MDCTX	MBCTX	—	—	MCCTX

† Subject to the restrictions in the applicable fund prospectuses, these classes will be available beginning on October 2, 2006. ‡ These funds will be merged into BlackRock funds on October 13, 2006, subject to shareholder approval. § Effective October 2, 2006, all classes of the BlackRock Intermediate Term Fund (formerly Merrill Lynch Bond Fund – Intermediate Term Portfolio) will be closed to new and subsequent purchases and exchanges IN transactions only (redemptions/exchanges OUT will be permitted). This fund will be merging into BlackRock Bond Fund (formerly Merrill Lynch Bond Fund –Core Portfolio) on October 13, 2006, subject to shareholder approval.

9

Appendix

Merrill Lynch Class B shares closed to new and subsequent purchases as of October 2, 2006

Merrill Lynch California Insured Municipal Bond Fund Class B	Merrill Lynch Low Duration Fund Class B

Merrill Lynch Florida Municipal Bond Fund Class B	Merrill Lynch Municipal Bond Fund – Insured Portfolio Class B

Merrill Lynch Municipal Intermediate Term Fund Class B	Merrill Lynch Municipal Bond Fund –Short-Term Portfolio Class B

Merrill Lynch New Jersey Municipal Bond Fund Class B	Merrill Lynch Municipal Bond Fund –National Portfolio Class B

Merrill Lynch New York Municipal Bond Fund Class B	Merrill Lynch U.S. High Yield Fund Class B

Merrill Lynch Pennsylvania Municipal Bond Fund Class B	Merrill Lynch World Income Fund Class B

Merrill Lynch U.S. Government Fund Class B	Franklin Templeton Total Return FDP Fund Class B

Merrill Lynch Bond Fund –Core Bond Portfolio Class B	Merrill Lynch Short Term U.S. Government Fund Class B

Merrill Lynch Bond Fund –High Income Portfolio Class B

Merrill Lynch Bond Fund –Intermediate Term Portfolio Class B

Merrill Lynch Inflation Protected Fund Class B

Equity Funds – Investor A —Maximum 5.25% Front End Load

Your Investment	As a % of Offering Price	As a % of Your Investment	Dealer Compensation As a % of Offering Price

Less than $25,000	5.25%	5.54%	5.00%

$25,000 but less than $50,000	4.75%	4.99%	4.50%

$50,000 but less than $100,000	4.00%	4.17%	3.75%

$100,000 but less than $250,000	3.00%	3.09%	2.75%

$250,000 but less than $500,000	2.50%	2.56%	2.25%

$500,000 but less than $750,000	2.00%	2.04%	1.75%

$750,000 but less than $1,000,000	1.50%	1.52%	1.25%

$1,000,000 and overII	NAV	–	–

Tax-Free Fixed Income Funds – Investor A —Maximum 4.25% Front End Load

Your Investment	As a % of Offering Price	As a % of Your Investment	Dealer Compensation As a % of Offering Price

Less than $100,000	4.25%	4.44%	4.00%

$100,000 but less than $250,000	3.25%	3.36%	3.00%

$250,000 but less than $500,000	2.50%	2.56%	2.25%

$500,000 but less than $1,000,000	2.25%	2.30%	2.00%

$1,000,000 and overII	NAV	–	–

II	If you invest $1,000,000 or more in Investor A shares, you may not pay an initial sales charge. In that case, the Investment Adviser compensates the selling dealer or other financial intermediary from its own funds. However, if you redeem your shares within 18 months after purchase, you may be charged a deferred sales charge based on the lesser of the original cost of the shares being redeemed or your redemption proceeds. Please see your fund’s prospectus for more information.

10

IMPORTANT INFORMATION ABOUT MERRILL LYNCH OPEN-END FUNDS

Taxable Fixed Income Funds – Investor A —Maximum 4.00% Front End Load

Your Investment	As a % of Offering Price	As a % of Your Investment	Dealer Compensation As a % of Offering Price

$0 but less than $25,000	4.00%	4.17%	3.75%

$25,000 but less than $100,000	3.75%	3.90%	3.50%

$100,000 but less than $250,000	3.50%	3.63%	3.25%

$250,000 but less than $500,000	2.50%	2.56%	2.25%

$500,000 but less than $750,000	2.00%	2.04%	1.75%

$750,000 but less than $1,000,000	1.50%	1.52%	1.25%

$1,000,000 and overII	NAV	–	–

BlackRock Short-Term Bond Fund –Investor A (formerly Merrill Lynch Low Duration Fund) and Short-Term Municipal Fund (formerly Merrill Lynch Municipal Bond Fund –Short-Term Portfolio) — Maximum 3.00% Front End Load

Your Investment	As a % of Offering Price	As a % of Your Investment	Dealer Compensation As a % of Offering Price

$0 but less than $50,000	3.00%	3.09%	2.75%

$50,000 but less than $100,000	2.75%	2.83%	2.50%

$100,000 but less than $250,000	2.50%	2.56%	2.25%

$250,000 but less than $500,000	1.75%	1.78%	1.50%

$500,000 but less than $1,000,000	1.25%	1.27%	1.00%

$1,000,000 and overII	NAV	–	–

II	If you invest $1,000,000 or more in Investor A shares, you may not pay an initial sales charge. In that case, the Investment Adviser compensates the selling dealer or other financial intermediary from its own funds. However, if you redeem your shares within 18 months after purchase, you may be charged a deferred sales charge based on the lesser of the original cost of the shares being redeemed or your redemption proceeds. Please see your fund’s prospectus for more information.

Note: Effective October 2, 2006, BlackRock Utilities and Telecommunications Fund (formerly Merrill Lynch Utilities and Communications Fund) will adopt a new pricing structure similar to other equity funds. Please see the fund’s prospectus for complete information.

Investor B CDSC Schedule

Years Since Purchase	Sales Charge#

0-1	4.50%

1-2	4.00%

2-3	3.50%

3-4	3.00%

4-5	2.00%

5-6	1.00%

6 and thereafter	0.00%

#	Shares purchased prior to October 2, 2006 will be subject to the 4.00%/six-year contingent deferred sales charge schedule then in effect.

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FAM Distributors, Inc., member NASD
©2006 Merrill Lynch Investment Managers, L.P.

VC216A-10/2006	OEMUM-0906R